SMITH BARNEY CONCERT ALLOCATION SERIES INC.
on behalf of
GLOBAL PORTFOLIO
(the "FUND")

Supplement dated December 2, 1997
		to
Prospectus dated May 30, 1997

For Nebraska Investors:

CLASS Y SHARES OF THE FUND
ARE NOT AVAILABLE FOR PURCHASE
BY RESIDENTS OF NEBRASKA


FD 0         3/98